Share Based Compensation - Stock Appreciation Rights (Details) - Stock Appreciation Rights (SARs) EquityInstruments in Thousands	12 Months Ended
	Dec. 31, 2023 EquityInstruments $ / shares	Dec. 31, 2022 EquityInstruments $ / shares
Share Based Compensation
Term of awards	7 years
Vesting period	3 years
Number
Outstanding, beginning of year | EquityInstruments	287	463
Granted | EquityInstruments	20	10
Exercised | EquityInstruments	(128)	(121)
Forfeited/expired | EquityInstruments	(3)	(65)
Outstanding, end of year | EquityInstruments	176	287
Exercisable, end of year | EquityInstruments	156	242
Weighted Average Exercise Price
Outstanding, beginning of year | $ / shares	$ 39.95	$ 39.06
Granted | $ / shares	42.96	36.76
Exercised | $ / shares	38.17	37.18
Forfeited/expired | $ / shares	45.57	38.25
Outstanding, end of year | $ / shares	41.48	39.95
Exercisable, end of year | $ / shares	$ 41.48	$ 40.82